Classification of Stock-Based Compensation Expense (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 1,923,000	$ 1,411,000	$ 2,809,000	$ 2,353,000	$ 1,934,000
Research and development expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	945,000	749,000	1,452,000	1,164,000	1,170,000
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 978,000	$ 662,000	$ 1,357,000	$ 1,189,000	$ 764,000